Operating costs - Additional Information (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure
Increase (decrease) in total operating costs	SFr (200,000)		SFr (600,000)
Increase (decrease) in external research and development costs			(300,000)
Increase (decrease) in depreciation and amortization	(100,000)
Increase (decrease) in professional fees	(100,000)		(200,000)
Operating costs	SFr 769,273	SFr 1,014,593	SFr 1,446,590	SFr 2,037,595
Discontinued operations
Disclosure
Operating costs				SFr 2,000,000